Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions								6 Months Ended
	Aug. 20, 2020 USD ($) $ / shares shares	Aug. 20, 2020 USD ($) $ / shares	Aug. 11, 2020 USD ($) $ / shares shares	Aug. 10, 2020 £ / shares shares	Jul. 31, 2020 shares	Jul. 13, 2020 shares	Jul. 01, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 £ / shares shares	Sep. 30, 2020 £ / shares	Jul. 12, 2020 shares	Jun. 30, 2020 £ / shares shares	Dec. 31, 2019 £ / shares shares
Subsequent Event [Line Items]
Net proceeds from initial public offering | $								$ 166.6
Ordinary Shares
Subsequent Event [Line Items]
Issuance of shares, Shares								721,120
SERIES C $0.00001 PAR VALUE
Subsequent Event [Line Items]
Issuance of shares, Shares								41,613,874
SERIES A $0.00001 PAR VALUE
Subsequent Event [Line Items]
Issuance of shares, Shares								230,249
SERIES B $0.00001 PAR VALUE
Subsequent Event [Line Items]
Issuance of shares, Shares								448,631	38,133,299
Deferred Shares
Subsequent Event [Line Items]
Deferred shares, authorized												275,784	110,370
Deferred shares, par value | £ / shares									£ 0.00001			£ 0.00001	£ 0.00001
Subsequent Event
Subsequent Event [Line Items]
Reverse split, description				1-for-0.159 reverse split
Reverse split, ratio				6.289
Subsequent Event | 2020 Employee Share Purchase Plan
Subsequent Event [Line Items]
Purchase price of ordinary shares, percentage of fair market value					85.00%
Percentage of employee's compensation eligible					15.00%
Ordinary shares reserved for issuance					347,447
Subsequent Event | 2020 Plan
Subsequent Event [Line Items]
Maximum number of share awards to be issued						5,898,625
Term of ordinary shares subject to automatic increase in outstanding ordinary shares on each year						10 years
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year						4.00%
Terms of share option plan						Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan will automatically increase on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Subsequent Event | Ordinary Shares | 2020 Plan
Subsequent Event [Line Items]
Maximum number of share awards to be issued						3,474,469					2,424,156
Subsequent Event | Series C Financing
Subsequent Event [Line Items]
Proceeds from issuance of preferred shares | $							$ 79.0
Subsequent Event | SERIES C $0.00001 PAR VALUE
Subsequent Event [Line Items]
Issuance of preferred shares, Shares							4,901,960
Purchase price per share | $ / shares							$ 2.04
Proceeds from issuance of preferred shares | $							$ 10.0
Number of shares redesignated as ordinary shares				9,358,503
Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Net proceeds from initial public offering | $		$ 166.6	$ 147.7
Subsequent Event | American Depositary Shares | IPO
Subsequent Event [Line Items]
Issuance of shares, Shares			8,823,529
Ordinary shares, price per share | $ / shares			$ 18.00
Subsequent Event | American Depositary Shares | Overallotment Options to Underwriters
Subsequent Event [Line Items]
Issuance of shares, Shares	1,128,062
Ordinary shares, price per share | $ / shares	$ 18.00	$ 18.00
Net proceeds from initial public offering | $	$ 18.9
Subsequent Event | A Ordinary shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				831,461
Subsequent Event | B Ordinary shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				111,526
Subsequent Event | C Ordinary shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				78,635
Subsequent Event | D Ordinary shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				249,042
Subsequent Event | E Ordinary shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				134,158
Subsequent Event | F Ordinary shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				88,588
Subsequent Event | Class G Ordinary Shares
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				42,412
Subsequent Event | SERIES A $0.00001 PAR VALUE
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				5,579,486
Subsequent Event | SERIES B $0.00001 PAR VALUE
Subsequent Event [Line Items]
Number of shares redesignated as ordinary shares				9,447,347
Subsequent Event | Deferred Shares
Subsequent Event [Line Items]
Deferred shares, authorized				144,224,310
Deferred shares, par value | £ / shares				£ 0.00001						£ 0.00001